Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Operating activities
Net loss	$ (1,352,824)	$ (1,625,358)	$ (5,132,914)	$ (3,433,068)	$ (5,058,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	5,311	4,265	16,291	13,368	17,633
Stock-based services expense	118,980		486,120	76,794	76,794
Forgiveness of subscription				9,051	9,050
Non-cash interest on convertible notes	30,800	39,508	152,045	76,359	115,867
Non-cash discount amortization on short-term notes convertible notes	233,223	298,605	611,020	943,427	1,242,031
Note issuance costs attributed to warrant liability and to convertible promissory note modification				38,119	38,119
Revaluation of premium conversion derivatives	6,265	(108,175)	(371,831)	90,212	(17,962)
Revaluation of warrant liability	6,689	270,722	35,235	(12,707)	258,015
Loss on term notes extinguishments		350,914	1,314,487		350,914
Change in assets and liabilities:
Prepaid expenses	(26,814)
Accounts payable and accrued expenses	278,686	171,115
Prepaid expenses and other assets			1,768	46,677	46,677
Accounts payable			221,235
Accrued expenses			437,337	642,099	813,215
Net cash used in operating activities	(699,684)	(598,404)	(2,229,207)	(1,509,669)	(2,108,073)
Investing activities
Purchase of intangible assets		(91,709)	(55,000)		(91,709)
Net cash used in investing activities		(91,709)	(55,000)		(91,709)
Financing activities
Proceeds from issuance of convertible promissory notes		328,429	432,849	675,705	1,004,134
Proceeds from issuance of warrants associated with convertible notes		336,571	442,151	440,919	777,490
Proceeds from issuance of warrants associated with short-term notes				61,496	61,496
Proceeds from issuance of common stock in connection with private placement	601,649		824,894
Proceeds from issuance of warrants in connection with private placement	223,351		288,106
Proceeds from unsecured loans	245,000		283,000	(50,000)	(50,000)
Issuance costs related to short-term note				(3,030)	(3,030)
Issuance costs related to convertible notes		(9,779)		(35,689)	(45,468)
Issuance costs related to warrants		(8,670)		(31,920)	(40,590)
Proceeds from advances related to private placement	40,000
Issuance costs related to private placement	(73,000)
Net cash provided by financing activities	1,037,000	646,551	2,271,000	1,057,481	1,704,032
Net increase (decrease) in cash	337,316	(43,562)	(13,207)	(452,188)	(495,750)
Cash at beginning of period	13,260	70,029	26,467	522,217	522,217
Cash at end of period	350,576	26,467	13,260	70,029	26,467
Supplemental non-cash financing and investing transactions:
Bifurcation of premium conversion derivative related to convertible notes		128,525	168,384	213,961	342,486
Issuance of warrants in connection with convertible notes		117,280
Stock value adjustment associated with intellectual license agreement		299
Accrued issuance costs attributed to private placement and convertible notes	76,316	14,226
Conversion of short-term notes and convertible promissory notes into common stock			2,063,361
Issuance of additional warrants in connection with short-term notes and convertible promissory notes modifications			829,378		117,280
Purchased intangible assets in accrued expenses		$ 30,000			30,000
Common stock issued for the purchase of intangible assets				23,115	23,415
Accrued issuance costs related to private placement			173,067
Accrued issuance costs attributed to short-term promissory notes and convertible promissory notes			2,850	42,811	57,037
Accrued issuance costs attributed to warrant liability				$ 38,119	$ 38,119